Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of Other Financial Liabilities [abstract]
Dealer holdback programs and customer deposits	$ 39.8	$ 40.1
Due to Bombardier Inc.	22.7	22.4
Derivative financial instruments	64.3	7.8
Non-controlling interest liability	23.4	26.4
Other	16.2	14.2
Total other financial liabilities	166.4	110.9
Current	86.2	45.8
Non-current	80.2	65.1
Total other financial liabilities	$ 166.4	$ 110.9